Assets Not Freely Disposable - Summary of Assets Not Free Disposable (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Assets Not Freely Disposable [Line items]
Banks - Cash and balances with central banks	€ 21,989	€ 18,144	€ 21,458
- Loans and advances to banks	28,811	28,858	29,988
Financial assets at fair value through profit or loss	123,221	122,093
Loans and advances to customers	571,909	560,154
Other assets	13,087	14,722
Total assets	843,878	842,216	€ 1,002,228
Continuing operations [member]
Disclosure Of Assets Not Freely Disposable [Line items]
Banks - Cash and balances with central banks	1,569	1,353
- Loans and advances to banks	3,730	6,054
Financial assets at fair value through profit or loss	1,072	447
Investments	885	825
Loans and advances to customers	76,083	70,457
Other assets	813	935
Total assets	€ 84,152	€ 80,071